Commitments - Summary of license payments for non-capitalized or not yet capitalized (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Information relating to commitments
Capital commitments	€ 219,897	€ 927,996
Due within one year
Information relating to commitments
Capital commitments	41,165	48,678
between more than one and less than two years
Information relating to commitments
Capital commitments	43,734	92,955
between more than two and less than three years
Information relating to commitments
Capital commitments	46,477	105,171
between more than three and less than four years
Information relating to commitments
Capital commitments	49,280	115,711
more than four years
Information relating to commitments
Capital commitments	€ 39,241	€ 565,481